UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM l3F COVERPAGE



Report for the Calendar Year or Quarter Ended:   9/30/06
                                                 -------

Check here if Amendment [ ]; Amendment Number:  _______

     This Amendment (Check only one.): [ ] is a restatement.

                                       [o] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:  Income Research & Management
       ----------------------------

Address:  Two International Place
          -----------------------

          23rd floor
          -----------------------

          Boston, MA 02110-4106
          -----------------------


Form l3F File Number: 28-10329
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:   Christina Gaughran
        ----------------------------

Title:  Vice President
        ----------------------------

Phone:  (617) 330-9333
        ----------------------------


Signature, Place, and Date of Signing:


 Christina Gaughran                Boston, MA             11/3/2006
 ------------------------          -------------          ------------
    {Signature]                    [City, State]             [Date]


Report Type (Check only one.):

[o] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] l3FNOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] l3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:    0
                                   -------

Form 13F Information Table Entry Total:    41
                                        --------

Form 13F Information Table Value Total:   220,884
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form l3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

COLUMN 1                            COLUMN 2                        COLUMN 3
NAME OF ISSUER                      TITLE OF CLASS                    CUSIP

AMERICAN EXPRESS                    DBCV 1.850%12/0             025816AS8
AMERICAN INTL GROUP                 DBCV 11/0                   026874AP2
AMGEN INC                           NOTE 3/0                    031162AL4
BRISTOL-MYER                        DBCV 9/1                    110122AN8
CSX CORP                            DBCV 10/3                   126408GA5
CITIGROUP                           COM                         172967101
COMCAST CORP                        CL A                        20030N101
CORNING                             COM                         219350105
WALT DISNEY                         Note 2.125% 4/1             254687AU0
DOMINION RESOURCES                  NOTE 2.125%12/1             25746UAT6
DUKE ENERGY                         NOTE 1.75% 5/1              264399EJ1
ENTERCOM COMM                       CL A                        293639100
GENERAL MOTORS (sh)                 DEB SR CONV B               370442733
INTEL CORP                          SDCV 2.95% 12/1             458140AD2
ISHARES RUSSEL 2000                 RUSSELL 2000                464287655
LEHMAN-CENDANT                      NOTE 1.000%11/1             524908MP2
LOWES COMPANIES                     NOTE .861% 10/1             548661CG0
MARSH MACLEN                        COM                         571748102
MASCO CORP                          Note 7/2                    574599BB1
MATTEL                              COM                         577081102
MOTOROLA                            COM                         620076109
SPRINT                              NOTE 5.25% 1/1              65332VAY9
NORTHROP                            COM                         666807102
PPL ENERGY                          NOTE 2.625% 5/1             69352JAE7
PFIZER INC                          COM                         717081103
QWEST COMMUNICATIONS                COM                         749121109
RITE AID                            COM                         767754104
ST JUDE MEDICAL                     DBCV 2.8% 12/1              790849AB9
SCHLUMBERGER SER B                  DBCV 2.125% 6/0             806857AD0
SOLECTRON                           COM                         834182107
SUN MICROSYSTEMS                    COM                         866810104
TEVA PHARM FIN                      DBCV 0.25% 2/0              88163VAE9
MMM COMPANY                         NOTE 11/2                   88579YAB7
TIME WARNER                         COM                         887317105
TRANSOCEAN SEDCO                    DBCV 1.5% 5/1               893830AD1
TRAVELERS (sh)                      NT CV JR 2032               89420G307
TRI CONTINENTAL                     COM                         895436103
TRIBUNE-TWX (sh)                    SB DB EXCH2%29              896047305
TYCO                                COM                         902124106
WASTE MANAGEMENT                    COM                         94106L109
WELLS FARGO                         DBCV 5/0                    949746FA4


COLUMN 1                             COLUMN 4     COLUMN 5
NAME OF ISSUER                        MARKET       SHRS OR      SH/       PUT/

AMERICAN EXPRESS                     7,501.46       7,380       PRN        R
AMERICAN INTL GROUP                  7,399.00      10,570       PRN        P
AMGEN INC                           21,121.13      27,975       PRN        P
BRISTOL-MYER                        10,997.81      10,910       PRN        P
CSX CORP                             6,105.32       4,665       PRN        P
CITIGROUP                            1,263.03      25,080       SH
COMCAST CORP                           220.11       5,500       SH
CORNING                                160.60       7,800       SH
WALT DISNEY                         19,822.78      17,355       PRN        P
DOMINION RESOURCES                   5,558.19       5,005       PRN        P
DUKE ENERGY                          8,915.83       6,535       PRN        P
ENTERCOM COMM                          187.18       7,000       SH
GENERAL MOTORS (sh)                  3,008.37      147,650      SH         P
INTEL CORP                             636.72        695        PRN        C
ISHARES RUSSEL 2000                    410.45       5,400       SH
LEHMAN-CENDANT                       5,184.29       6,365       PRN
LOWES COMPANIES                     13,199.53      12,508       PRN        P
MARSH MACLEN                           955.50      32,500       SH
MASCO CORP                          11,096.75      23,800       SH         P
MATTEL                                 205.92       9,152       SH
MOTOROLA                               370.72      16,000       SH
SPRINT                              12,516.92      12,480       PRN
NORTHROP                               603.99       9,150       SH
PPL ENERGY                           7,928.78       5,600       PRN        P
PFIZER INC                              96.63       3,550       SH
QWEST COMMUNICATIONS                   262.20      30,000       SH
RITE AID                                42.28       9,500       SH
ST JUDE MEDICAL                      5,099.30       5,090       PRN        R
SCHLUMBERGER SER B                   3,799.05       2,285       PRN        P
SOLECTRON                               52.70      15,500       SH
SUN MICROSYSTEMS                        93.50      17,000       SH
TEVA PHARM FIN                       6,079.05       6,320       SH         P
MMM COMPANY                         14,652.19      16,135       PRN        P
TIME WARNER                            324.53      16,300       SH
TRANSOCEAN SEDCO                     4,187.21       3,920       PRN        P
TRAVELERS (sh)                      16,276.06      632,080      SH
TRI CONTINENTAL                        120.52       5,606       SH
TRIBUNE-TWX (sh)                     3,885.86      58,434       SH
TYCO                                   220.31       7,550       SH
WASTE MANAGEMENT                       475.83      12,750       SH
WELLS FARGO                         19,846.32      19,405       PRN        R


COLUMN 1                      COLUMN 6      COLUMN 7          COLUMN 8
NAME OF ISSUER               INVESTMENT       OTHER       VOTING AUTHORITY
                             DISCRETION     MANAGERS            SOLE         SHARED     NONE
AMERICAN EXPRESS                SOLE          NONE                0            0        NONE
AMERICAN INTL GROUP             SOLE          NONE                0            0        NONE
AMGEN INC                       SOLE          NONE                0            0        NONE
BRISTOL-MYER                    SOLE          NONE                0            0        NONE
CSX CORP                        SOLE          NONE                0            0        NONE
CITIGROUP                       SOLE          NONE                0            0        NONE
COMCAST CORP                    SOLE          NONE                0            0        NONE
CORNING                         SOLE          NONE                0            0        NONE
WALT DISNEY                     SOLE          NONE                0            0        NONE
DOMINION RESOURCES              SOLE          NONE                0            0        NONE
DUKE ENERGY                     SOLE          NONE                0            0        NONE
ENTERCOM COMM                   SOLE          NONE                0            0        NONE
GENERAL MOTORS (sh)             SOLE          NONE                0            0        NONE
INTEL CORP                      SOLE          NONE                0            0        NONE
ISHARES RUSSEL 2000             SOLE          NONE                0            0        NONE
LEHMAN-CENDANT                  SOLE          NONE                0            0        NONE
LOWES COMPANIES                 SOLE          NONE                0            0        NONE
MARSH MACLEN                    SOLE          NONE                0            0        NONE
MASCO CORP                      SOLE          NONE                0            0        NONE
MATTEL                          SOLE          NONE                0            0        NONE
MOTOROLA                        SOLE          NONE                0            0        NONE
SPRINT                          SOLE          NONE                0            0        NONE
NORTHROP                        SOLE          NONE                0            0        NONE
PPL ENERGY                      SOLE          NONE                0            0        NONE
PFIZER INC                      SOLE          NONE                0            0        NONE
QWEST COMMUNICATIONS            SOLE          NONE                0            0        NONE
RITE AID                        SOLE          NONE                0            0        NONE
ST JUDE MEDICAL                 SOLE          NONE                0            0        NONE
SCHLUMBERGER SER B              SOLE          NONE                0            0        NONE
SOLECTRON                       SOLE          NONE                0            0        NONE
SUN MICROSYSTEMS                SOLE          NONE                0            0        NONE
TEVA PHARM FIN                  SOLE          NONE                0            0        NONE
MMM COMPANY                     SOLE          NONE                0            0        NONE
TIME WARNER                     SOLE          NONE                0            0        NONE
TRANSOCEAN SEDCO                SOLE          NONE                0            0        NONE
TRAVELERS (sh)                  SOLE          NONE                0            0        NONE
TRI CONTINENTAL                 SOLE          NONE                0            0        NONE
TRIBUNE-TWX (sh)                SOLE          NONE                0            0        NONE
TYCO                            SOLE          NONE                0            0        NONE
WASTE MANAGEMENT                SOLE          NONE                0            0        NONE
WELLS FARGO                     SOLE          NONE                0            0        NONE